SHARE-BASED COMPENSATION - Restricted ordinary shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended			13 Months Ended
	Mar. 25, 2021 shares	Aug. 28, 2019 $ / shares shares	Mar. 31, 2021 $ / shares shares	Jul. 31, 2020 USD ($) shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	Jan. 31, 2021 shares	Jul. 31, 2020 CNY (¥)	Mar. 31, 2020 ¥ / shares
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted						8,309,677	3,706,745	8,154,893
Fair value of restricted ordinary shares | $ / shares						$ 4.71	$ 1.32	$ 1.32
Number of restricted shares became vested						5,436,595	6,425,043
Number of shares held							5,436,595	8,154,893		8,014,677
Baiyi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ownership (as a percent)					38.00%					100.00%			38.00%
Restricted ordinary shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted					3,706,745
Fair value of restricted ordinary shares | (per share)		$ 9,827	$ 23,883		$ 4,804								¥ 33,137
Vesting period		3 years			2 years
Number of restricted shares became vested				3,706,745
Unrecognized share-based compensation expense				$ 3,465						¥ 133,877		¥ 23,898
Weighted average period restricted ordinary shares expected to be recognized						2 years 10 months 17 days
Restricted ordinary shares | 2021 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						4 years
Restricted ordinary shares | 2021 Share Plan | Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance											15,144,221
Restricted ordinary shares | Employees | 2021 Share Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted						5,898,500
Restricted ordinary shares | Non-employee founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares held										1,700,000
Fair value of restricted ordinary shares | $						$ 111
Restricted ordinary shares | Cloopen Co., Ltd.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted		8,154,893
Restricted ordinary shares | Cloopen Co., Ltd. | First anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		33.30%
Restricted ordinary shares | Cloopen Co., Ltd. | Second and third anniversaries
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		66.60%	50.00%
Restricted ordinary shares | Kastle Limited
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares became vested	1,853,373
Restricted ordinary shares | Kastle Limited | Forecast
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares became vested									1,853,372
Restricted ordinary shares | EliteCRM
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted			2,411,177
Vesting period			2 years
Restricted ordinary shares | EliteCRM | First anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			50.00%